Production Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Materials and consumables	$ 604.7	$ 539.0
Salaries and employee benefits	531.1	471.7
Contractors	392.5	341.2
Utilities	75.0	65.8
Insurance	21.1	22.6
Other expense	52.9	31.6
Changes in inventories	(43.5)	7.3
Production costs	$ 1,633.8	$ 1,479.2